Schedule of operating costs and expenses (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Costs And Expenses
Personnel (a)		R$ 1,240	R$ 1,276	R$ 1,272
Employees’ and managers’ profit sharing		134	142	263
Post-employment benefits (reversals) – Note 24	[1]	(16)	(438)	(408)
Materials		94	79	91
Outsourced services (b)		1,450	1,265	1,239
Energy purchased for resale (c)		16,101	12,111	11,286
Depreciation and amortization	[2]	1,049	989	958
Operating provisions and adjustments for operating losses (d)		375	423	2,401
Charges for use of the national grid		3,337	1,748	1,426
Gas bought for resale		2,011	1,083	1,436
Construction costs (e)		2,036	1,581	1,200
Other operating expenses, net (f)		(394)	(297)	(494)
Operating costs and expenses		R$ 28,237	R$ 21,432	R$ 22,474

[1]	Due to the changes made in the Collective Work Agreement for 2021–23, for offer and payment of life insurance for the employees and former employees, the Company believes that the post-retirement benefit in question had been canceled, in its entirety, and as a result wrote down the balance of the obligation. More information, see Note 24.
[2]	Net of PIS/Pasep and Cofins taxes applicable to amortization of the right-of-use assets in the amount of R$2.